Expense Example - Overseas Series	Mar. 01, 2021 USD ($)
CLASS I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
CLASS S
Expense Example:
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
CLASS Z
Expense Example:
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
CLASS W
Expense Example:
Expense Example, with Redemption, 1 Year	6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77